Financial Instruments and Derivatives - Commodity Price Risk (Details) - Commodity price risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Commodity Price, Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ (40.3)	$ (148.5)
Possible decrease in risk variable, impact on pre-tax earnings	38.8	141.2
Commodity Price, Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(3.1)	(1.1)
Possible decrease in risk variable, impact on pre-tax earnings	3.2	1.1
Differential, Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	2.6	1.9
Possible decrease in risk variable, impact on pre-tax earnings	$ (2.6)	$ (1.9)